CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $) In Thousands, unless otherwise specified	3 Months Ended		6 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012
CASH FLOWS FROM OPERATING ACTIVITIES:
Net loss	$ (711)	$ (4,023)	$ (1,134)	$ (7,216)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation and amortization	77	506	204	1,200
Increase (decrease) in accrued severance pay, net	(2)	15	(11)	(34)
Stock-based compensation	115	281	263	965
Change in fair value of derivatives and discount amortization	(38)	1,724	(36)	1,979
(Gain) loss on sales of subsidiaries and Appbuilder		550	(473)	462
Loss on sale of property and equipment				12
Changes in operating assets and liabilities:
Decrease in trade receivables	78	366	226	710
Decrease (increase) in other current assets	40	(33)	(62)	(885)
Decrease in trade payables	(80)	(337)	(258)	(695)
Increase (decrease) in other current liabilities and deferred revenues	309	(465)	(59)	(193)
Net cash used in operating activities	(212)	(1,416)	(1,340)	(3,695)
CASH FLOWS FROM INVESTING ACTIVITIES:
Restricted cash		3,349		4,031
Purchase of property and equipment	(3)	(15)	(9)	(60)
Proceeds from sale of property and equipment				41
Proceeds from sales of subsidiaries and Appbuilder		2,499	800	2,849
Net cash provided (used) by investing activities	(3)	5,833	791	6,861
CASH FLOWS FROM FINANCING ACTIVITIES:
Short term bank credit and convertible notes, net	(28)	(1,484)	(149)	(1,484)
Repayment of long term loan		(2,821)		(3,487)
Net cash used in financing activities	(28)	(4,305)	(149)	(4,971)
NET CASH INCREASE (DECREASE) IN CASH AND CASH EQUVIALETS	(243)	112	(698)	(1,805)
CASH AND CASH EQUIVALENTS AT BEGINNING OF PERIOD	2,105	2,080	2,560	3,997
CASH AND CASH EQUIVALENTS AT END OF PERIOD	$ 1,862	$ 2,192	$ 1,862	$ 2,192